NOTE PAYABLE - RELATED PARTY (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 14, 2022	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from related party debt					$ 2,000,000
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding borrowings		$ 1,655,966		1,953,842	2,000,000
Interest expense			$ 61,121	293,090	165,558
Accrued interest		$ 917,957		$ 917,957	$ 908,756
Loan Agreements [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable	$ 1,000,000
Proceeds from related party debt	$ 2,000,000
Interest rate	8.00%